Student Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum repayment period of Stafford and PLUS Loans (in years)	10 years
Minimum repayment period of Federal Family Education Loan Program consolidation loans (in years)	12 years
Maximum repayment period of Federal Family Education Loan Program consolidation loans (in years)	30 years
Percentage reimbursement on all qualifying FFELP default claims period one	98.00%
Percentage reimbursement on all qualifying FFELP default claims period two	97.00%
CP indexed loans		$ 128,000,000,000
Repayment terms of most (Private) student loans	15 years or more
Estimated weighted average life of student loans	7 years 6 months 0 days	8 years
Percentage of student loan portfolio in repayment	76.00%	75.00%
Assets	159,543,000,000	181,260,000,000
Liabilities	153,901,000,000	176,194,000,000
Interest rate reduction, description	Once the customer has made the initial three payments, the loan's status is returned to current and the interest rate is reduced for the successive twelve month period
Deconsolidation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets	12,500,000,000
Liabilities	12,100,000,000
Gain from trust sale	$ 312,000,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Repayment period of Stafford and PLUS Loans (in years)	5 years